Commitments - Summary of Minimum Future Commitments under Contractual Agreements (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of future minimum commitments [line Items]
Operating Leases	$ 501
Purchase Commitments	303
Capital Commitments	41
Other Commitments	159
Total	1,004
Within 1 year [member]
Disclosure of future minimum commitments [line Items]
Operating Leases	85
Purchase Commitments	303
Capital Commitments	18
Other Commitments	44
Total	450
1 to 3 years [member]
Disclosure of future minimum commitments [line Items]
Operating Leases	129
Capital Commitments	13
Other Commitments	49
Total	191
3 to 5 years [member]
Disclosure of future minimum commitments [line Items]
Operating Leases	105
Capital Commitments	10
Other Commitments	42
Total	157
Over 5 years [member]
Disclosure of future minimum commitments [line Items]
Operating Leases	182
Other Commitments	24
Total	$ 206